Label	Element	Value
Innovator Power Buffer Step-Up Strategy ETF® | SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $5.67 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	96.10%
Innovator Power Buffer Step-Up Strategy ETF® | SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $573.73 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.10%
Innovator Power Buffer Step-Up Strategy ETF® | SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $640.14 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.30%)
Innovator Power Buffer Step-Up Strategy ETF® | SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $487.68 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.90%)